Business overview	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Business overview

1. Business overview

GoPro, Inc. (GoPro or the Company) was incorporated as Woodman Labs, Inc. in California on February 14, 2004 as an S Corporation. The Company produces mountable and wearable cameras and accessories, which the Company refers to as capture devices. The Company’s products are sold globally through retailers, wholesale distributors and on the Company’s website. In 2012, the Company established wholly-owned subsidiaries in Hong Kong, Germany and the Cayman Islands. The Company’s corporate headquarters are located in San Mateo, California with additional operational support offices in Hong Kong and Shenzhen, China.

On February 18, 2011, the Company issued 26,839,707 shares of Series A redeemable convertible (Series A) preferred stock to all of its then existing common stockholders in exchange for the same amount of common shares and the common shares exchanged were subsequently cancelled. The preferred stock issuance was accounted for as a stock dividend. The cancellation of the common shares was accounted for as a reverse stock split; accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and related notes, have been adjusted to reflect the reverse stock split. On February 24, 2011, the Company amended and restated its Articles of Incorporation to increase the authorized number of shares of common stock on a post-split basis from 120.0 million to 150.0 million and approved an additional 36.0 million shares of Series A preferred stock, both with no par value. As a result of this amendment and restatement of the Company’s Articles of Incorporation, the Company changed from an S corporation to a C corporation. On October 27, 2011, the Company re-incorporated in the state of Delaware and changed its no par value common and preferred stock to $0.0001 par value. In July 2012, the Company’s board of directors (Board) approved a 3-for-1 split of the preferred stock and common stock. All share and per share amounts for all periods presented in these consolidated financial statements have been adjusted to reflect the stock split (including the February 2011 transaction described above).

Initial public offering (unaudited)

The Company completed its initial public offering (IPO) of its Class A common stock on July 1, 2014 in accordance with the Securities Act of 1933, as amended. The Company sold 8,900,000 shares and certain of its stockholders sold 11,570,000 shares, including 2,670,000 shares for the underwriters’ option to purchase additional shares. The shares were sold at an initial public offering price of $24.00 per share for net proceeds of $200.8 million to the Company, after deducting underwriting discounts and commissions of $12.8 million. Offering costs incurred by the Company were approximately $6.2 million.